Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 General and administrative expenses CNY	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2014 Research and development expenses CNY	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2014 Copyrights, domain names and game engine Minimum	Dec. 31, 2014 Copyrights, domain names and game engine Maximum	Dec. 31, 2014 Game engine	Dec. 31, 2014 Non-compete agreements Minimum	Dec. 31, 2014 Non-compete agreements Maximum	Dec. 31, 2014 Completed game Minimum	Dec. 31, 2014 Completed game Maximum	Dec. 31, 2014 Customer relationship Minimum	Dec. 31, 2014 Customer relationship Maximum
Acquired Finite-Lived Intangible Assets
Estimated useful life														2 years	20 years	5 years	3 years	5 years	1 year 7 months 6 days	6 years	3 years	6 years 6 months
Impairment of long-lived assets and intangible assets
Impairment charges of intangible assets					6,185,698	0	11,201,856	23,279,508	4,972,726	1,649,923	6,418,553	0	0
Impairment charges of long-lived assets					2,502,507	18,925,296	8,117,828
Goodwill
Goodwill impairment charges	$ 9,381,920	58,211,063	77,290,117	40,769,946